Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock ETF Trust
Entity Central Index Key	0001761055
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000210296 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Equity Factor Rotation Active ETF
Class Name	iShares U.S. Equity Factor Rotation Active ETF
Trading Symbol	DYNF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Equity Factor Rotation Active ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Equity Factor Rotation Active ETF	$14	0.26%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%	[1]
Net Assets	$ 32,128,237,161
Holdings Count | Holding	128
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$32,128,237,161
Number of Portfolio Holdings	128
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	38.6%
Financials	16.9%
Communication Services	12.8%
Consumer Discretionary	9.1%
Industrials	7.3%
Health Care	5.8%
Consumer Staples	2.7%
Utilities	2.4%
Energy	2.0%
Real Estate	1.8%
Materials	0.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	8.6%
Apple, Inc.	7.7%
Microsoft Corp.	5.9%
Amazon.com, Inc.	4.4%
JPMorgan Chase & Co.	3.9%
Meta Platforms, Inc., Class A	3.5%
Cisco Systems, Inc.	3.2%
Alphabet, Inc., Class A	2.9%
Broadcom, Inc.	2.7%
Berkshire Hathaway, Inc., Class B	2.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	8.6%
Apple, Inc.	7.7%
Microsoft Corp.	5.9%
Amazon.com, Inc.	4.4%
JPMorgan Chase & Co.	3.9%
Meta Platforms, Inc., Class A	3.5%
Cisco Systems, Inc.	3.2%
Alphabet, Inc., Class A	2.9%
Broadcom, Inc.	2.7%
Berkshire Hathaway, Inc., Class B	2.5%
(a)Excludes money market funds.
C000221226 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Health Innovation Active ETF
Class Name	iShares Health Innovation Active ETF
Trading Symbol	BMED
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Health Innovation Active ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Health Innovation Active ETF	$40	0.71%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.71%	[2]
Net Assets	$ 9,938,093
Holdings Count | Holding	146
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$9,938,093
Number of Portfolio Holdings	146
Portfolio Turnover Rate	30%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Industry allocation
Industry	Percent of Total Investments(a)
Biotechnology	39.1%
Life Sciences Tools & Services	21.0%
Pharmaceuticals	20.9%
Health Care Equipment & Supplies	14.8%
Health Care Providers & Services	4.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Johnson & Johnson	3.7%
Gilead Sciences, Inc.	3.2%
Exact Sciences Corp.	3.0%
Medtronic PLC	3.0%
Guardant Health, Inc.	2.8%
Roche Holding AG	2.7%
Edwards Lifesciences Corp.	2.5%
IQVIA Holdings, Inc.	2.3%
Moderna, Inc.	2.3%
Biogen, Inc.	2.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Johnson & Johnson	3.7%
Gilead Sciences, Inc.	3.2%
Exact Sciences Corp.	3.0%
Medtronic PLC	3.0%
Guardant Health, Inc.	2.8%
Roche Holding AG	2.7%
Edwards Lifesciences Corp.	2.5%
IQVIA Holdings, Inc.	2.3%
Moderna, Inc.	2.3%
Biogen, Inc.	2.2%
(a)	Excludes money market funds.

C000226201 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Carbon Transition Readiness Aware Active ETF
Class Name	iShares U.S. Carbon Transition Readiness Aware Active ETF
Trading Symbol	LCTU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Carbon Transition Readiness Aware Active ETF (the “Fund”) (formerly known as BlackRock U.S. Carbon Transition Readiness ETF) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Carbon Transition Readiness Aware Active ETF	$7	0.14%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[3]
Net Assets	$ 1,441,994,057
Holdings Count | Holding	304
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,441,994,057
Number of Portfolio Holdings	304
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	32.2%
Financials	13.0%
Communication Services	10.4%
Consumer Discretionary	10.4%
Health Care	9.6%
Industrials	9.3%
Consumer Staples	4.7%
Energy	3.0%
Materials	2.5%
Utilities	2.5%
Other*	2.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	7.5%
Apple, Inc.	6.8%
Microsoft Corp.	4.1%
Amazon.com, Inc.	3.2%
Alphabet, Inc., Class A	2.9%
Meta Platforms, Inc., Class A	2.7%
Broadcom, Inc.	2.3%
Alphabet, Inc., Class C	2.3%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.5%
(a)	Excludes money market funds.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	7.5%
Apple, Inc.	6.8%
Microsoft Corp.	4.1%
Amazon.com, Inc.	3.2%
Alphabet, Inc., Class A	2.9%
Meta Platforms, Inc., Class A	2.7%
Broadcom, Inc.	2.3%
Alphabet, Inc., Class C	2.3%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.5%
(a)Excludes money market funds.
C000226202 [Member]
Shareholder Report [Line Items]
Fund Name	iShares World ex U.S. Carbon Transition Readiness Aware Active ETF
Class Name	iShares World ex U.S. Carbon Transition Readiness Aware Active ETF
Trading Symbol	LCTD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares World ex U.S. Carbon Transition Readiness Aware Active ETF (the “Fund”) (formerly known as BlackRock World ex U.S. Carbon Transition Readiness ETF) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares World ex U.S. Carbon Transition Readiness Aware Active ETF	$11	0.21%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[4]
Net Assets	$ 235,834,790
Holdings Count | Holding	332
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$235,834,790
Number of Portfolio Holdings	332
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	26.4%
Industrials	18.8%
Health Care	9.8%
Information Technology	9.3%
Consumer Discretionary	8.2%
Materials	6.9%
Consumer Staples	6.6%
Energy	4.7%
Utilities	3.9%
Communication Services	3.8%
Real Estate	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
ASML Holding NV	2.2%
HSBC Holdings PLC	2.0%
AstraZeneca PLC	1.6%
Hitachi Ltd.	1.4%
Iberdrola SA	1.4%
Canadian Imperial Bank of Commerce	1.3%
Siemens AG	1.2%
Allianz SE	1.2%
Schneider Electric SE	1.2%
Bank of Nova Scotia (The)	1.0%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
ASML Holding NV	2.2%
HSBC Holdings PLC	2.0%
AstraZeneca PLC	1.6%
Hitachi Ltd.	1.4%
Iberdrola SA	1.4%
Canadian Imperial Bank of Commerce	1.3%
Siemens AG	1.2%
Allianz SE	1.2%
Schneider Electric SE	1.2%
Bank of Nova Scotia (The)	1.0%
(a)	Excludes money market funds.

C000232558 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Thematic Rotation Active ETF
Class Name	iShares U.S. Thematic Rotation Active ETF
Trading Symbol	THRO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Thematic Rotation Active ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Thematic Rotation Active ETF	$29	0.55%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[5]
Net Assets	$ 7,363,762,806
Holdings Count | Holding	208
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,363,762,806
Number of Portfolio Holdings	208
Portfolio Turnover Rate	44%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Industry allocation
Industry	Percent of Total Investments(a)
Semiconductors & Semiconductor Equipment	18.1%
Interactive Media & Services	12.0%
Software	11.7%
Technology Hardware, Storage & Peripherals	8.2%
Consumer Staples Distribution & Retail	7.5%
Financial Services	6.0%
Broadline Retail	4.0%
Banks	4.0%
Health Care Providers & Services	2.9%
Electronic Equipment, Instruments & Components	2.7%
Other*	22.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	9.3%
Apple, Inc.	8.0%
Microsoft Corp.	7.4%
Alphabet, Inc., Class A	5.2%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc., Class A	3.5%
Alphabet, Inc., Class C	3.3%
Walmart, Inc.	3.3%
Costco Wholesale Corp.	3.3%
Broadcom, Inc.	3.0%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	9.3%
Apple, Inc.	8.0%
Microsoft Corp.	7.4%
Alphabet, Inc., Class A	5.2%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc., Class A	3.5%
Alphabet, Inc., Class C	3.3%
Walmart, Inc.	3.3%
Costco Wholesale Corp.	3.3%
Broadcom, Inc.	3.0%
(a)Excludes money market funds.
C000236859 [Member]
Shareholder Report [Line Items]
Fund Name	iShares FinTech Active ETF
Class Name	iShares FinTech Active ETF
Trading Symbol	BPAY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares FinTech Active ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares FinTech Active ETF	$30	0.65%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.65%	[6]
Net Assets	$ 9,251,801
Holdings Count | Holding	46
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$9,251,801
Number of Portfolio Holdings	46
Portfolio Turnover Rate	39%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Industry allocation
Industry	Percent of Total Investments(a)
Financial Services	45.5%
Capital Markets	14.4%
Consumer Finance	13.9%
Banks	9.5%
Broadline Retail	5.9%
Software	5.9%
Real Estate Management & Development	2.1%
Insurance	1.6%
IT Services	1.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Capital One Financial Corp.	4.3%
Global Payments, Inc.	4.2%
Charles Schwab Corp. (The)	4.1%
Block, Inc.	3.9%
MercadoLibre, Inc.	3.4%
LendingClub Corp.	3.3%
NU Holdings Ltd./Cayman Islands, Class A	3.1%
Sezzle, Inc.	2.9%
Mastercard, Inc., Class A	2.8%
Visa, Inc., Class A	2.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Capital One Financial Corp.	4.3%
Global Payments, Inc.	4.2%
Charles Schwab Corp. (The)	4.1%
Block, Inc.	3.9%
MercadoLibre, Inc.	3.4%
LendingClub Corp.	3.3%
NU Holdings Ltd./Cayman Islands, Class A	3.1%
Sezzle, Inc.	2.9%
Mastercard, Inc., Class A	2.8%
Visa, Inc., Class A	2.7%
(a)	Excludes money market funds.

C000242802 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Value Active ETF
Class Name	iShares Large Cap Value Active ETF
Trading Symbol	BLCV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Large Cap Value Active ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Value Active ETF	$25	0.46%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.46%	[7]
Net Assets	$ 103,346,514
Holdings Count | Holding	62
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$103,346,514
Number of Portfolio Holdings	62
Portfolio Turnover Rate	34%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Industry allocation
Industry	Percent of Total Investments(a)
Banks	7.6%
Health Care Equipment & Supplies	7.2%
Oil, Gas & Consumable Fuels	5.6%
Health Care Providers & Services	5.1%
Aerospace & Defense	5.1%
Professional Services	4.8%
Capital Markets	4.7%
Chemicals	4.5%
Technology Hardware, Storage & Peripherals	4.4%
Interactive Media & Services	3.5%
Other*	47.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Amazon.com, Inc.	3.1%
Western Digital Corp.	3.1%
WESCO International, Inc.	3.0%
Wells Fargo & Co.	3.0%
Dollar General Corp.	2.8%
Intercontinental Exchange, Inc.	2.7%
SS&C Technologies Holdings, Inc.	2.7%
Becton Dickinson & Co.	2.6%
Medtronic PLC	2.6%
Alphabet, Inc., Class C	2.4%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Amazon.com, Inc.	3.1%
Western Digital Corp.	3.1%
WESCO International, Inc.	3.0%
Wells Fargo & Co.	3.0%
Dollar General Corp.	2.8%
Intercontinental Exchange, Inc.	2.7%
SS&C Technologies Holdings, Inc.	2.7%
Becton Dickinson & Co.	2.6%
Medtronic PLC	2.6%
Alphabet, Inc., Class C	2.4%
(a)Excludes money market funds.
C000245618 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Core Active ETF
Class Name	iShares Large Cap Core Active ETF
Trading Symbol	BLCR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Large Cap Core Active ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Core Active ETF	$20	0.36%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.36%	[8]
Net Assets	$ 105,565,937
Holdings Count | Holding	36
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$105,565,937
Number of Portfolio Holdings	36
Portfolio Turnover Rate	22%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Industry allocation
Industry	Percent of Total Investments(a)
Semiconductors & Semiconductor Equipment	15.4%
Interactive Media & Services	10.9%
Software	8.6%
Health Care Providers & Services	7.0%
Broadline Retail	6.8%
Financial Services	6.0%
Capital Markets	5.9%
Technology Hardware, Storage & Peripherals	5.5%
Communications Equipment	4.0%
Leisure Products	3.3%
Other*	26.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Amazon.com, Inc.	6.8%
Nvidia Corp.	6.5%
Microsoft Corp.	5.7%
Alphabet, Inc., Class A	5.5%
Meta Platforms, Inc., Class A	5.4%
Cardinal Health, Inc.	4.5%
Ciena Corp.	4.0%
Intercontinental Exchange, Inc.	3.5%
Micron Technology, Inc.	3.4%
Visa, Inc., Class A	3.3%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Amazon.com, Inc.	6.8%
Nvidia Corp.	6.5%
Microsoft Corp.	5.7%
Alphabet, Inc., Class A	5.5%
Meta Platforms, Inc., Class A	5.4%
Cardinal Health, Inc.	4.5%
Ciena Corp.	4.0%
Intercontinental Exchange, Inc.	3.5%
Micron Technology, Inc.	3.4%
Visa, Inc., Class A	3.3%
(a)Excludes money market funds.
C000248199 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Industry Rotation Active ETF
Class Name	iShares U.S. Industry Rotation Active ETF
Trading Symbol	INRO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Industry Rotation Active ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Industry Rotation Active ETF	$22	0.42%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%	[9]
Net Assets	$ 31,904,325
Holdings Count | Holding	472
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$31,904,325
Number of Portfolio Holdings	472
Portfolio Turnover Rate	44%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	36.1%
Communication Services	13.8%
Financials	12.5%
Health Care	9.1%
Consumer Discretionary	9.1%
Industrials	7.9%
Consumer Staples	3.5%
Energy	2.7%
Materials	2.2%
Utilities	1.9%
Real Estate	1.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	8.5%
Apple, Inc.	7.2%
Microsoft Corp.	5.7%
Alphabet, Inc., Class A	3.6%
Amazon.com, Inc.	3.2%
Alphabet, Inc., Class C	3.1%
Meta Platforms, Inc., Class A	2.9%
Broadcom, Inc.	2.7%
Tesla, Inc.	2.1%
T-Mobile U.S., Inc.	1.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	8.5%
Apple, Inc.	7.2%
Microsoft Corp.	5.7%
Alphabet, Inc., Class A	3.6%
Amazon.com, Inc.	3.2%
Alphabet, Inc., Class C	3.1%
Meta Platforms, Inc., Class A	2.9%
Broadcom, Inc.	2.7%
Tesla, Inc.	2.1%
T-Mobile U.S., Inc.	1.7%
(a)	Excludes money market funds.

C000254669 [Member]
Shareholder Report [Line Items]
Fund Name	iShares International Country Rotation Active ETF
Class Name	iShares International Country Rotation Active ETF
Trading Symbol	CORO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares International Country Rotation Active ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Country Rotation Active ETF	$4	0.07%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[10]
Net Assets	$ 17,123,180
Holdings Count | Holding	29
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$17,123,180
Number of Portfolio Holdings	29
Portfolio Turnover Rate	36%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Portfolio composition
Asset Class	Percent of Total Investments(a)
International Equity	93.8%
Exchange Traded Funds	3.6%
Domestic Equity	2.6%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares MSCI Japan ETF	14.6%
iShares MSCI Canada ETF	12.4%
iShares MSCI United Kingdom ETF	10.5%
iShares MSCI South Korea ETF	8.1%
iShares MSCI Spain ETF	7.4%
iShares MSCI China ETF	7.2%
iShares MSCI Switzerland ETF	4.1%
iShares MSCI Netherlands ETF	3.8%
iShares MSCI India ETF	3.6%
iShares MSCI Singapore ETF	3.3%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
iShares MSCI Japan ETF	14.6%
iShares MSCI Canada ETF	12.4%
iShares MSCI United Kingdom ETF	10.5%
iShares MSCI South Korea ETF	8.1%
iShares MSCI Spain ETF	7.4%
iShares MSCI China ETF	7.2%
iShares MSCI Switzerland ETF	4.1%
iShares MSCI Netherlands ETF	3.8%
iShares MSCI India ETF	3.6%
iShares MSCI Singapore ETF	3.3%
(a)	Excludes money market funds.

C000261955 [Member]
Shareholder Report [Line Items]
Fund Name	iShares International Equity Factor Rotation Active ETF
Class Name	iShares International Equity Factor Rotation Active ETF
Trading Symbol	IDYN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares International Equity Factor Rotation Active ETF (the “Fund”) for the period of August 5, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Equity Factor Rotation Active ETF	$25(a)	0.46%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 25	[11]
Expense Ratio, Percent	0.46%	[12]
Net Assets	$ 114,704,209
Holdings Count | Holding	135
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$114,704,209
Number of Portfolio Holdings	135
Portfolio Turnover Rate	24%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	29.8%
Industrials	22.4%
Health Care	12.4%
Information Technology	8.7%
Consumer Discretionary	7.4%
Communication Services	5.3%
Materials	5.0%
Consumer Staples	4.5%
Real Estate	2.7%
Utilities	1.8%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	24.2%
United Kingdom	13.2%
Germany	10.8%
France	9.2%
Switzerland	8.8%
Italy	5.1%
Netherlands	5.0%
Spain	4.3%
Australia	4.2%
Hong Kong	4.0%
(a)	Excludes money market funds.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[12]	Annualized.